Investments in Other Companies - Schedule of Investments in Other Companies (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Assets	$ 67,277	$ 65,082	$ 56,177	$ 46,923
Servipag Ltda [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	50.00%	50.00%
Assets	$ 8,258	$ 7,832
Artikos Chile S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest		50.00%
Assets		$ 1,840
Joint Venture [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Assets	$ 8,258	$ 9,672
Transbank S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	26.16%	26.16%
Assets	$ 38,660	$ 36,084
Centro de Compensación Automatizado S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	33.33%	33.33%
Assets	$ 6,784	$ 4,862
Redbanc S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	38.13%	38.13%
Assets	$ 5,447	$ 4,783
Sociedad Interbancaria de Depósito de Valores S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	26.81%	26.81%
Assets	$ 2,704	$ 2,394
Administrador Financiero de Transantiago S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	20.00%	20.00%
Assets	$ 2,210	$ 4,285
Sociedad Imerc OTC S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	12.33%	12.33%
Assets	$ 1,902	$ 1,803
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Ownership Interest	15.00%	15.00%
Assets	$ 1,312	$ 1,199
Subtotal Associates [Member]
Investments in Other Companies - Schedule of Investments in Other Companies (Details) [Line Items]
Assets	$ 59,019	$ 55,410